The Nature of Expenses and Others	12 Months Ended
Dec. 31, 2018
Text block [abstract]
The Nature of Expenses and Others
18.	The Nature of Expenses and Others

The classification of expenses by nature for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	2016		2017	2018
Changes in inventories	~~W~~	63,884	(62,299)	(341,120)
Purchases of raw materials, merchandise and others		14,244,942	13,548,848	12,863,812
Depreciation and amortization		3,021,571	3,214,576	3,554,565
Outsourcing fees		819,742	771,697	825,393
Labor costs		3,022,607	3,258,427	3,222,110
Supplies and others		1,053,245	1,239,915	1,010,352
Utility		840,664	865,347	899,075
Fees and commissions		638,732	692,125	722,134
Shipping costs		224,742	249,820	240,288
Advertising		67,636	236,440	112,400
Warranty expenses		166,691	251,131	234,928
Travel		73,807	92,976	104,009
Taxes and dues		74,506	91,806	123,210
Others		927,218	919,051	757,673

	~~W~~	25,239,987	25,369,860	24,328,829

Total expenses consist of cost of sales, selling, administrative, research and development expenses and other non-operating expenses, excluding foreign exchange differences.